Income Tax Expense	12 Months Ended
Mar. 31, 2020
Income Tax Expense
Income Tax Expense
10	INCOME TAX EXPENSE

	Year ended March 31
	2020	2019	2018
	(in thousands)
Current income tax expense	$1,800	$17,372	$5,556
Deferred income tax (benefit) / charge	(23,983)	(10,044)	3,571
Income tax expenses	$(22,183)	$7,328	$9,127

Reconciliation of tax charge

	Year ended March 31
	2020	2019	2018
	(in thousands)
(Loss) before tax	$(513,887)	$(403,125)	$(618)
Income tax (benefit)/expense at tax rates applicable to individual entities (#)	(44,763)	6,814	7,358
Tax effect of:
Effect of unrecognised tax asset (*)	29,898	—	657
Changes in tax rates on temporary differences brought forward	(7,476)	232	(168)
Items not deductible for income tax	5	688	486
Adjustment in respect of current income tax of previous years	—	(762)	—
Others	153	356	794
Income tax expense	$(22,183)	$7,328	$9,127

(#) Domestic tax is Nil as the Company is subject to income tax in Isle of Man at a rate of zero percent. Foreign taxes are based on applicable tax rates in each subsidiary jurisdiction.

(*) In view of tax losses on Company’s Indian listed subsidiary, deferred tax assets on deductible temporary differences have been recognised to the extent of deferred tax liability on taxable temporary difference on account of lack of sufficient certainty of future earnings against which such deferred tax asset can be realised. Unrecognised tax asset in respect of tax losses and deductible temporary differences of $118,793 is $29,898.